Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	000-27569
Entity Registrant Name	AppTech Corp.
Entity Central Index Key	0001070050
Entity Tax Identification Number	65-0847995
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	5876 Owens Ave
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	707-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	APCX
Entity Emerging Growth Company	false